NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED OCTOBER 5, 2015

TO THE PROSPECTUS DATED FEBRUARY 27, 2015

David A. Chalupnik has been named as a portfolio manager of Nuveen Dividend Value Fund and Nuveen Large Cap Growth Opportunities Fund, effective immediately. Cori B. Johnson and Derek M. Sadowsky will continue to serve as portfolio managers for Nuveen Dividend Value Fund. Harold R. Goldstein and Scott M. Mullinix will continue to serve as portfolio managers for Nuveen Large Cap Growth Opportunities Fund.

David A. Chalupnik, CFA, entered the financial services industry in 1984 and joined FAF Advisors, Inc. (“FAF”) in 2002 as Head of Equities. He most recently served as Senior Managing Director and Head of Equities at FAF until joining Nuveen Asset Management, LLC. He joined Nuveen Asset Management, LLC as a Managing Director and Head of Equities on January 1, 2011 in connection with the firm’s acquisition of a portion of FAF’s asset management business.

In addition, Karen L. Bowie will serve as the sole portfolio manager of Nuveen Mid Cap Value Fund, effective immediately.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSTKP-1015P

NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED OCTOBER 5, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2015

David A. Chalupnik has been named as a portfolio manager of Nuveen Dividend Value Fund and Nuveen Large Cap Growth Opportunities Fund, effective immediately. Cori B. Johnson and Derek M. Sadowsky will continue to serve as portfolio managers for Nuveen Dividend Value Fund. Harold R. Goldstein and Scott M. Mullinix will continue to serve as portfolio managers for Nuveen Large Cap Growth Opportunities Fund.

In addition, Karen L. Bowie will serve as the sole portfolio manager of Nuveen Mid Cap Value Fund, effective immediately.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSTKSAI-1015P